Capital Structure, Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 30, 2022	Aug. 04, 2022	May 31, 2022	Mar. 10, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends [Abstract]
Dividends paid					$ 17,924	$ 0	$ 0
Dividends payable					4,548	$ 0	$ 0
Dividends declared					$ 22,472
Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable	$ 4,548
Quarterly Dividend for Q4-2021 [Member]
Dividends [Abstract]
Dividend payable, date declared				Mar. 10, 2022
Dividend payable per share (in dollars per share)				$ 0.25
Dividend payable, date of payment				Apr. 05, 2022
Dividend payable, date of record				Mar. 25, 2022
Special Dividend for Q4-2021 [Member]
Dividends [Abstract]
Dividend payable, date declared				Mar. 10, 2022
Dividend payable per share (in dollars per share)				$ 0.25
Dividend payable, date of payment				Apr. 05, 2022
Dividend payable, date of record				Mar. 25, 2022
Quarterly Dividend for Q1-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared			May 31, 2022
Dividend payable per share (in dollars per share)			$ 0.25
Dividend payable, date of payment			Jul. 14, 2022
Dividend payable, date of record			Jun. 28, 2022
Quarterly Dividend for Q2-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared		Aug. 04, 2022
Dividend payable per share (in dollars per share)		$ 0.25
Dividend payable, date of payment		Oct. 11, 2022
Dividend payable, date of record		Sep. 25, 2022
Quarterly Dividend for Q3-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared	Nov. 30, 2022
Dividend payable per share (in dollars per share)	$ 0.25
Dividend payable, date of payment	Jan. 30, 2023
Dividend payable, date of record	Dec. 28, 2022